RELATED PARTY TRANSACTIONS (Tables) - LCP Edge Intermediate, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Outstanding Note Receivable	As of December 31, 2020 and 2019, the outstanding note receivable amounts were as follows:

(in thousands)	2020	2019
Note receivable from stockholder	$554	$554

Schedule of Related Party Sales and Outstanding Accounts Receivable Balance

Sales for this related party and the outstanding accounts receivable balance are as follows for the periods indicated (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Sales to related party	$100	$96
Accounts receivable	$322	$75

HydraFacial sells to a customer that is owned directly or indirectly by a key member of management. Sales to this related party and the outstanding accounts receivable balance are as follows for each of the three years in the period ended December 31, 2020:

(in thousands)	2020	2019	2018
Sales to related party	$337	$351	$183
Accounts receivable	$250	$122	$51